Short Term Interest-Bearing Bank Deposits (Details) - Schedule of Short Term Deposits - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Bank deposits	$ 7,159
Total short-term deposits	25,443	299
U.S. [Member]
Short-Term Debt [Line Items]
Bank deposits	6,165	299
NIS [Member]
Short-Term Debt [Line Items]
Bank deposits	$ 19,278